UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

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1.    Name and address of issuer:

      MainStay VP Funds Trust
      51 Madison Avenue
      New York, NY  10010
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2.    The  name  of  each  series  of class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities
      of the issuer, check the box but do not list series or classes):         X

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3.    Investment Company Act File Number: 811-03833
      Securities Act File Number:                                      002-86082

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4(a). Last day of fiscal year for which this Form is filed:             12/31/11

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4(b). ___ Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

      Note: If the Form is being filed late, interest must be paid on the registration fee due.

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4(c). ___ Check box if this is the last time the issuer will be filing this
      Form.

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5.    Calculation of registration fee:

      (i)   Aggregate sale price of securities sold during the
            fiscal year pursuant to Section  24(f):*                 $76,558,892

      (ii)  Aggregate price of securities redeemed or repurchased
            during the fiscal year: *                                $90,029,189

      (iii) Aggregate  price  of  securities  redeemed or
            repurchased during any prior  fiscal year ending no
            earlier than October 11, 1995 that were not previously
            used  to  reduce  registration  fees payable to the
            Commission:                                              $0

      (iv)  Total available redemption credits
            [add Items 5(ii) and 5(iii)]:                            $90,029,189

      (v)   Net sales-If Item 5(i) is greater than Item 5(iv)
            [subtract Item 5(iv) from Item 5(i)]:                    $0

      (vi)  Redemption credits available for use in future
            years if Item 5(i) is less than Item 5(iv)
            [subtract Item 5(iv) from Item 5(i)]:                    $0

      (vii) Multiplier for determining registration fee
            (See Instruction C.9):                                   x0.00011460
                                                                     -----------

      (viii) Registration  fee due [multiply Item 5(v)
             by Item 5(vii)] enter "0" for no fee is due):         = $0

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6.    Prepaid Shares

      If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:_____________ If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:____________

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7.    Interest  due  --  if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D): +$0

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8.    Total  of  the  amount  of  the registration fee due plus any interest due
      (line 5(viii) plus line 7): =$0

      * Except for certain shares of the Bond, Growth Equity, Cash Management, Floating Rate, Government, High Yield Corporate Bond, International Equity, and Mid Cap Core Portfolios, all sales and redemptions of shares of the Fund during the year ended December 31, 2011 were to and from insurance company separate accounts that issued securities on which registration fees were paid to the Commission pursuant to Section 6(b) of the 1933 Act.


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9.    Date the registration fee and any interest payment was sent to the
      Commission's lockbox depository:

      March 28, 2012

           Method of Delivery:   __ Wire Transfer
                                 __ Mail or other means

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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the date indicated.

By (Signature and Title)*:            /s/ Jack R. Benintende
                                      ---------------------------
                                      Jack R. Benintende
                                      Treasurer and Principal Financial and
                                      Accounting Officer



Date: March 29, 2012

*Please print the name and title of the signing officer below the signature.